Employee benefits (Tables)	12 Months Ended
Sep. 30, 2018
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The following tables present amounts for post-employment benefits plans included in the consolidated balance sheets:

As at September 30, 2018	U.K.	Germany	France	Other	Total
	$	$	$	$	$
Defined benefit obligations	(760,244)	(89,959)	(55,276)	(58,594)	(964,073)
Fair value of plan assets	787,550	13,250	—	21,421	822,221
	27,306	(76,709)	(55,276)	(37,173)	(141,852)
Fair value of reimbursement rights	—	23,170	—	1,482	24,652
Net asset (liability) recognized in the balance sheet	27,306	(53,539)	(55,276)	(35,691)	(117,200)
Presented as:
Other long-term assets (Note 9)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	23,170	—	1,482	24,652
Retirement benefits assets	27,306	—	—	176	27,482
Retirement benefits obligations	—	(76,709)	(55,276)	(37,349)	(169,334)
	27,306	(53,539)	(55,276)	(35,691)	(117,200)

As at September 30, 2017	U.K.	Germany	France	Other	Total
	$	$	$	$	$
Defined benefit obligations	(792,216)	(87,995)	(52,546)	(58,933)	(991,690)
Fair value of plan assets	763,859	12,088	—	25,074	801,021
	(28,357)	(75,907)	(52,546)	(33,859)	(190,669)
Fair value of reimbursement rights	—	22,863	—	1,082	23,945
Net liability recognized in the balance sheet	(28,357)	(53,044)	(52,546)	(32,777)	(166,724)
Presented as:
Other long-term assets (Note 9)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	22,863	—	1,082	23,945
Retirement benefits assets	11,316	—	—	307	11,623
Retirement benefits obligations	(39,673)	(75,907)	(52,546)	(34,166)	(202,292)
	(28,357)	(53,044)	(52,546)	(32,777)	(166,724)

16.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Defined benefit obligations	U.K.	Germany	France	Other	Total
	$	$	$	$	$
As at September 30, 2017	792,216	87,995	52,546	58,933	991,690
Current service cost	1,383	741	4,536	5,081	11,741
Interest cost	21,492	1,557	950	2,983	26,982
Past service cost	—	—	—	2,166	2,166
Actuarial (gains) losses due to change in financial assumptions[1]	(28,091)	242	328	(3,977)	(31,498)
Actuarial gains due to change in demographic assumptions[1]	(3,853)	—	(4,637)	(357)	(8,847)
Actuarial losses due to experience[1]	3,116	541	1,206	3,504	8,367
Plan participant contributions	192	—	—	—	192
Benefits paid from the plan	(31,907)	(171)	—	(5,267)	(37,345)
Benefits paid directly by employer	—	(2,611)	(507)	(834)	(3,952)
Foreign currency translation adjustment[1]	5,696	1,665	854	(3,638)	4,577
As at September 30, 2018	760,244	89,959	55,276	58,594	964,073
Defined benefit obligations of unfunded plans	—	—	55,276	32,749	88,025
Defined benefit obligations of funded plans	760,244	89,959	—	25,845	876,048
As at September 30, 2018	760,244	89,959	55,276	58,594	964,073

Defined benefit obligations	U.K.	Germany	France	Other	Total
	$	$	$	$	$
As at September 30, 2016	814,156	97,392	58,565	60,041	1,030,154
Obligations extinguished on settlements	—	—	—	(1,029)	(1,029)
Current service cost	1,552	878	4,906	4,735	12,071
Interest cost	18,147	982	599	2,778	22,506
Actuarial gains due to change in financial assumptions[1]	(22,195)	(9,055)	(8,625)	(1,884)	(41,759)
Actuarial gains due to change in demographic assumptions[1]	(12,043)	—	(2,395)	(626)	(15,064)
Actuarial losses (gains) due to experience[1]	25,041	422	(209)	339	25,593
Plan participant contributions	113	—	—	—	113
Benefits paid from the plan	(18,065)	(1,033)	—	(3,377)	(22,475)
Benefits paid directly by employer	—	(1,634)	(305)	(708)	(2,647)
Foreign currency translation adjustment[1]	(14,490)	43	10	(1,336)	(15,773)
As at September 30, 2017	792,216	87,995	52,546	58,933	991,690
Defined benefit obligations of unfunded plans	—	—	52,546	33,353	85,899
Defined benefit obligations of funded plans	792,216	87,995	—	25,580	905,791
As at September 30, 2017	792,216	87,995	52,546	58,933	991,690

[1]	Amounts recognized in other comprehensive income.

16.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Plan assets and reimbursement rights	U.K.	Germany	France	Other	Total
	$	$	$	$	$
As at September 30, 2017	763,859	34,951	—	26,156	824,966
Interest income on plan assets	20,915	626	—	1,824	23,365
Employer contributions	20,152	2,283	507	1,145	24,087
Return on assets excluding interest income[1]	12,981	226	—	1,826	15,033
Plan participants contributions	192	—	—	—	192
Benefits paid from the plan	(31,907)	(171)	—	(5,267)	(37,345)
Benefits paid directly by employer	—	(2,611)	(507)	(834)	(3,952)
Administration expenses paid from the plan	(1,964)	—	—	(173)	(2,137)
Foreign currency translation adjustment[1]	3,322	1,116	—	(1,774)	2,664
As at September 30, 2018	787,550	36,420	—	22,903	846,873
Plan assets	787,550	13,250	—	21,421	822,221
Reimbursement rights	—	23,170	—	1,482	24,652
As at September 30, 2018	787,550	36,420	—	22,903	846,873

Plan assets and reimbursement rights	U.K.	Germany	France	Other	Total
	$	$	$	$	$
As at September 30, 2016	792,665	35,672	—	18,741	847,078
Assets distributed on settlements	—	—	—	(449)	(449)
Interest income on plan assets	17,628	364	—	1,157	19,149
Employer contributions	17,651	1,411	305	11,482	30,849
Return on assets excluding interest income[1]	(29,635)	380	—	532	(28,723)
Plan participants contributions	113	—	—	—	113
Benefits paid from the plan	(18,065)	(1,033)	—	(3,377)	(22,475)
Benefits paid directly by employer	—	(1,634)	(305)	(708)	(2,647)
Administration expenses paid from the plan	(2,108)	—	—	(113)	(2,221)
Foreign currency translation adjustment[1]	(14,390)	(209)	—	(1,109)	(15,708)
As at September 30, 2017	763,859	34,951	—	26,156	824,966
Plan assets	763,859	12,088	—	25,074	801,021
Reimbursement rights	—	22,863	—	1,082	23,945
As at September 30, 2017	763,859	34,951	—	26,156	824,966

[1]	Amounts recognized in other comprehensive income.

Disclosure of fair value of plan assets
The plan assets at the end of the years consist of:

As at September 30, 2018	U.K.	Germany	France	Other	Total
	$	$	$	$	$
Quoted equities	339,915	—	—	—	339,915
Quoted bonds	198,541	—	—	79	198,620
Property	34,399	—	—	—	34,399
Cash	17,178	—	—	107	17,285
Other[1]	197,517	13,250	—	21,235	232,002
	787,550	13,250	—	21,421	822,221

As at September 30, 2017	U.K.	Germany	France	Other	Total
	$	$	$	$	$
Quoted equities	233,871	—	—	—	233,871
Quoted bonds	183,729	—	—	123	183,852
Property	32,353	—	—	—	32,353
Cash	75,044	—	—	51	75,095
Other[1]	238,862	12,088	—	24,900	275,850
	763,859	12,088	—	25,074	801,021

[1]	Other is mainly composed of various insurance policies and quoted investment funds to cover some of the defined benefit obligations.

Disclosure of defined benefit plan expense
The following table summarizes the expense[1] recognized in the consolidated statements of earnings:

	Year ended September 30
	2018	2017
	$	$
Current service cost	11,741	12,071
Settlement gain	—	(580)
Past service cost	2,166	—
Net interest on net defined benefit obligations or assets	3,617	3,357
Administration expenses	2,137	2,221
	19,661	17,069

[1]
The expense was presented as costs of services, selling and administrative for an amount of $13,907,000 and as net finance costs for an amount of $5,754,000 (Note 25) ($11,491,000 and $5,578,000, respectively for the year ended September 30, 2017).

Disclosure of information regarding defined benefit plans
The following are the principal actuarial assumptions (expressed as weighted averages). The assumed discount rates, future salary and pension increases, inflation rates and mortality all have a significant effect on the accounting valuation.

As at September 30, 2018	U.K.	Germany	France	Other
	%	%	%	%
Discount rate	2.83	1.73	1.73	4.76
Future salary increases	3.40	2.50	3.29	1.30
Future pension increases	3.32	1.50	—	—
Inflation rate	3.40	2.00	2.00	2.78

As at September 30, 2017	U.K.	Germany	France	Other
	%	%	%	%
Discount rate	2.69	1.75	1.75	4.50
Future salary increases	3.48	2.50	2.86	1.96
Future pension increases	3.38	1.50	—	—
Inflation rate	3.48	2.00	2.00	2.85

The average longevity over 65 of a member presently at age 45 and 65 are as follows:

As at September 30, 2018	U.K.	Germany
	(in years)
Longevity at age 65 for current members
Males	21.9	20.0
Females	23.8	24.0
Longevity at age 45 for current members
Males	23.3	22.0
Females	25.4	26.0

As at September 30, 2017	U.K.	Germany
	(in years)
Longevity at age 65 for current members
Males	22.1	20.0
Females	23.9	24.0
Longevity at age 45 for current members
Males	23.5	22.0
Females	25.4	26.0

Disclosure of sensitivity analysis for actuarial assumptions
The following tables show the sensitivity of the defined benefit obligations to changes in the principal actuarial assumptions:

As at September 30, 2018	U.K.	Germany	France
	$	$	$
Increase of 0.25% in the discount rate	(32,877)	(2,870)	(1,998)
Decrease of 0.25% in the discount rate	34,433	3,024	2,098
Salary increase of 0.25%	478	53	2,130
Salary decrease of 0.25%	(472)	(51)	(2,037)
Pension increase of 0.25%	16,567	1,330	—
Pension decrease of 0.25%	(16,157)	(1,276)	—
Increase of 0.25% in inflation rate	26,313	1,330	2,130
Decrease of 0.25% in inflation rate	(24,808)	(1,276)	(2,037)
Increase of one year in life expectancy	18,676	2,501	377
Decrease of one year in life expectancy	(18,590)	(2,237)	(400)

As at September 30, 2017	U.K.	Germany	France
	$	$	$
Increase of 0.25% in the discount rate	(34,430)	(2,922)	(2,065)
Decrease of 0.25% in the discount rate	36,668	3,081	2,174
Salary increase of 0.25%	582	56	2,208
Salary decrease of 0.25%	(575)	(55)	(2,105)
Pension increase of 0.25%	17,169	1,338	—
Pension decrease of 0.25%	(16,347)	(1,282)	—
Increase of 0.25% in inflation rate	27,484	1,338	2,208
Decrease of 0.25% in inflation rate	(26,022)	(1,282)	(2,105)
Increase of one year in life expectancy	22,051	2,442	378
Decrease of one year in life expectancy	(21,965)	(2,186)	(407)

Disclosure of information about maturity profile of defined benefit obligation	The weighted average duration of the defined benefit obligations are as follows:

	Year ended September 30
	2018	2017
	(in years)
U.K.	18	19
Germany	14	14
France	15	16
Other	11	11